Income taxes - Significant components of income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax (expense) income [abstract]
Current income tax expense in respect of current year	$ (10,724)	$ (7,680)	$ (3,869)
Prior period adjustments	(49)	(124)	(158)
Current income tax expense	(10,773)	(7,805)	(4,027)
Origination and reversal of temporary differences	(1,359)	(904)	1,372
Recognition of previously unrecognised deferred tax assets	923	0	0
Change in tax regulations	(28)	(14)	(50)
Prior period adjustments	(99)	(100)	(20)
Deferred tax expense	(563)	(1,017)	1,302
Income tax expense	$ (11,335)	$ (8,822)	$ (2,724)